UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05348

The Thai Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31/10

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

The Thai Fund, Inc.

	Shares	Value (000)
Common Stocks (95.1%)
Airlines (2.5%)
Thai Airways International PCL	4,505,018	$6,234

Capital Markets (1.7%)
Kim Eng Securities Thailand PCL	7,835,800	4,131

Commercial Banks (19.3%)
Bangkok Bank PCL	3,178,850	16,339
Bank of Ayudhya PCL	5,023,800	4,180
Kasikornbank PCL	2,740,300	10,564
Siam Commercial Bank PCL	4,756,800	16,222
		47,305
Construction & Engineering (6.2%)
Italian-Thai Development PCL (a)	47,015,500	7,823
Sino Thai Engineering & Construction PCL	16,797,300	7,527
		15,350
Construction Materials (3.5%)
Siam Cement PCL	794,600	8,718

Food & Staples Retailing (9.7%)
CP ALL PCL	13,487,600	18,776
Siam Makro PCL	1,001,200	4,948
		23,724
Hotels, Restaurants & Leisure (2.3%)
Minor International PCL	12,732,770	5,664

Insurance (1.0%)
Bangkok Insurance PCL	314,947	2,563

Marine (3.6%)
Precious Shipping PCL	8,489,300	5,119
Thoresen Thai Agencies PCL	4,698,760	3,731
		8,850
Media (6.0%)
BEC World PCL	4,029,800	5,145
Major Cineplex Group PCL	9,976,450	4,766
MCOT PCL	4,733,000	4,757
		14,668
Multiline Retail (2.1%)
Big C Supercenter PCL	2,398,800	5,177

Oil, Gas & Consumable Fuels (13.8%)
Banpu PCL	349,900	8,255
PTT Exploration & Production PCL	2,678,500	13,591
PTT PCL	849,100	8,309
Thai Oil PCL	2,103,000	3,655
		33,810

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Thai Fund, Inc.

	Shares	Value (000)
Real Estate Management & Development (14.5%)
Asian Property Development PCL	39,134,000	$9,735
Golden Land Property Development PCL (a)	8,610,300	1,163
Land and Houses PCL	32,230,100	7,859
MBK PCL	863,300	2,823
Quality Houses PCL	67,196,800	5,845
Sansiri PCL	41,175,300	8,276
		35,701
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd. (a)(b)(c)(d)	958	—

Transportation Infrastructure (0.8%)
Airports of Thailand PCL	1,455,400	1,990

Wireless Telecommunication Services (8.1%)
Advanced Info Service PCL	6,331,000	19,817

Total Common Stocks (Cost $138,803)		233,702

	No. of Warrants
Warrants (0.1%)
Hotels, Restaurants & Leisure (0.1%)
Minor International PCL, expires 05/18/2013 (Cost $—) (a)	1,273,277	151

	Shares
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,697)	1,697,343	1,697
Total Investments (95.9%) (Cost $140,500)+		235,550
Other Assets in Excess of Liabilities (4.1%)		9,960
Net Assets (100.0%)		$245,510

(a)	Non-income producing security.
(b)

At September 30, 2010, the Fund held a security valued at $0, representing 0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2010.

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments (cont’d)

The Thai Fund, Inc.

(d)	Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At September 30, 2010, this security had a market value of $0, representing 0% of net assets.
(e)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $140,500,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $95,050,000 of which $99,890,000 related to appreciated securities and $4,840,000 related to depreciated securities.

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

The Thai Fund, Inc.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$6,234	$—	$—	$6,234
Capital Markets	4,131	—	—	4,131
Commercial Banks	47,305	—	—	47,305
Construction & Engineering	15,350	—	—	15,350
Construction Materials	8,718	—	—	8,718
Food & Staples Retailing	23,724	—	—	23,724
Hotels, Restaurants & Leisure	5,664	—	—	5,664
Insurance	2,563	—	—	2,563
Marine	8,850	—	—	8,850
Media	14,668	—	—	14,668
Multiline Retail	5,177	—	—	5,177
Oil, Gas & Consumable Fuels	33,810	—	—	33,810
Real Estate Management & Development	35,701	—	—	35,701
Textiles, Apparel & Luxury Goods	—	—	—†	—†
Transportation Infrastructure	1,990	—	—	1,990
Wireless Telecommunication Services	19,817	—	—	19,817
Total Common Stocks	233,702	—	—†	233,702

Warrant
Hotels, Restaurants & Leisure	152	—	—	152
Short-Term Investments - Investment Company	1,696	—	—	1,696
Total Assets	$235,550	$—	$ —†	$235,550

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $233,702,000 transferred from Level 2 to Level 1. At September 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 1 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

2010 Third Quarter Report

September 30, 2010 (unaudited)

Portfolio of Investments

The Thai Fund, Inc.

Common Stocks (000)
Balance as of 12/31/09	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 9/30/10	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—

†  Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010